Lease Accounting - Schedule of Components of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating lease cost	$ 40,162	$ 44,883	$ 44,971
Financing lease cost:
Depreciation	36,077	31,642	26,129
Interest on lease liabilities	1,094	4,129	444
Sublease income	(13,205)	(17,573)	(5,856)
Net lease expense	$ 64,128	$ 63,081	$ 65,688